Debt - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Aug. 31, 2011	Dec. 31, 2010
Short-term Debt [Line Items]
Maturities of long-term borrowings net of unamortized premiums and discounts in 2012	$ 1,013,000,000
Maturities of long-term borrowings net of unamortized premiums and discounts in 2013	1,275,000,000
Maturities of long-term borrowings net of unamortized premiums and discounts in 2014	1,527,000,000
Maturities of long-term borrowings net of unamortized premiums and discounts in 2015	1,571,000,000
Maturities of long-term borrowings net of unamortized premiums and discounts in 2016	2,364,000,000
Classification of short-term debt as long-term debt	1,058,000,000
Total amount under revolving credit facilities		8,000,000,000
Revolving credit facilities may be used as support for letters of credit	750,000,000
Minimum limit of debt for cross default provision	200,000,000
Maturity period of commercial paper (in days)	90
Direct outstanding borrowings under the revolving credit facilities	0		0
Letters of credit issued under revolving credit facilities	1,954,000,000
Commercial paper outstanding	1,128,000,000		1,182,000,000
Credit facilities remaining after commercial paper outstanding and issuance of letters of credit	6,800,000,000
Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Letters of credit issued under revolving credit facilities	40,000,000
ConocoPhillips [Member]
Short-term Debt [Line Items]
ConocoPhillips Commercial Paper Program	6,350,000,000
ConocoPhillips Qatar Funding Ltd [Member]
Short-term Debt [Line Items]
ConocoPhillips Commercial Paper Program	1,500,000,000
9.375% Notes due 2011 [Member]
Short-term Debt [Line Items]
Note repaid at its maturity	328,000,000
6.50% Notes due 2011 [Member]
Short-term Debt [Line Items]
Note repaid at its maturity	500,000,000
Old Revolving Credit Facilities [Member]
Short-term Debt [Line Items]
Total amount under revolving credit facilities		7,850,000,000
Old revolving credit facility expiring in September 2012 [Member]
Short-term Debt [Line Items]
Total amount under revolving credit facilities	7,350,000,000
Credit facility expiring in August 2016 [Member]
Short-term Debt [Line Items]
Total amount under revolving credit facilities	7,500,000,000
Revolving credit facility expiring in July 2012 [Member]
Short-term Debt [Line Items]
Total amount under revolving credit facilities	$ 500,000,000